Note 15 - Income Taxes - Components of Tax Expenses (Details) - CAD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Current income tax expense	$ 2,905	$ 4,075	$ 6,417	$ 2,165
Deferred tax expense (recovery)	940	(2,386)	(2,813)	4,115
Provision for income taxes	$ 3,845	$ 1,689	$ 3,604	$ 6,280